Share Capital, Share Premium and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ 537,142	₩ (163,446)	₩ (203,021)
Change in reserves	(57,514)	700,588	39,575
Ending balance	479,628	537,142	(163,446)
Loss on valuation of derivatives [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(9,227)
Change in reserves	9,227	(9,227)
Ending balance		(9,227)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	566,651	(138,667)	(178,452)
Change in reserves	(57,031)	705,318	39,785
Ending balance	509,620	566,651	(138,667)
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(20,282)	(24,779)	(24,569)
Change in reserves	(9,710)	4,497	(210)
Ending balance	₩ (29,992)	₩ (20,282)	₩ (24,779)